Leases - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of operating lease payments [line items]
Payments of lease liabilities, inclusive of interest paid	$ 26,924	$ 25,649	$ 11,290
Land
Disclosure of maturity analysis of operating lease payments [line items]
Lessee, term of contract	50 years
Minimum | Buildings and land
Disclosure of maturity analysis of operating lease payments [line items]
Lessee, term of contract	2 years
Minimum | Machinery and equipment
Disclosure of maturity analysis of operating lease payments [line items]
Lessee, term of contract	2 years
Maximum | Buildings and land
Disclosure of maturity analysis of operating lease payments [line items]
Lessee, term of contract	15 years
Maximum | Machinery and equipment
Disclosure of maturity analysis of operating lease payments [line items]
Lessee, term of contract	6 years